Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Ordinary shares	Additional paid-in capital	Retained earnings	Statutory reserve	Accumulated other comprehensive (loss) gain	Total shareholders’ equity	Non- controlling interests	Total
Balance at Dec. 31, 2022		$ 7	$ 27,009	$ 150,685	$ 1,411	$ (6,684)	$ 172,428	$ 75	$ 172,503
Balance (in Shares) at Dec. 31, 2022	[1]	6,812,440
Withdrawal of contribution from shareholder			463				463		463
Issuance of shares through private placement		$ 2	59,998				60,000		60,000
Issuance of shares through private placement (in Shares)	[1]	2,419,355
Net income				8,747			8,747	52	8,799
Foreign currency translation adjustment						(8,855)	(8,855)	(52)	(8,907)
Balance at Jun. 30, 2023		$ 9	87,470	159,432	1,411	(15,539)	232,783	75	232,858
Balance (in Shares) at Jun. 30, 2023	[1]	9,231,795
Balance at Dec. 31, 2023		$ 10	106,215	181,162	1,411	(8,869)	279,929	78	280,007
Balance (in Shares) at Dec. 31, 2023	[1]	10,070,012
Withdrawal of contribution from shareholder			(4)				(4)		(4)
Share-based compensation to one employee	[2]	$ 0	584				584		584
Share-based compensation to one employee (in Shares)	[1],[2]	231,909
Cancellation of shares due to roundup of fraction shares in share consolidation	[2]	$ 0
Cancellation of shares due to roundup of fraction shares in share consolidation (in Shares)	[2]	(16,353)
Net income				12,416			12,416	1	12,417
Foreign currency translation adjustment						(6,854)	(6,854)	(2)	(6,856)
Balance at Jun. 30, 2024		$ 10	$ 106,795	$ 193,578	$ 1,411	$ (15,723)	$ 286,071	$ 77	$ 286,148
Balance (in Shares) at Jun. 30, 2024	[1]	10,285,568

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one-for-tenth ordinary shares effective on November 24, 2023 (Note 1).
[2]	The amount of ordinary shares issued for share-based compensation and the amount of ordinary shares cancelled were below 1,000.